Investment Securities, Credit Loss Component (Details) - Total debt securities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss recognized, beginning of year	$ 1,025	$ 1,171	$ 1,289
Additions:
For securities with initial credit impairments	102	5	21
For securities with previous credit impairments	67	35	86
Total additions	169	40	107
Reductions:
For securities sold, matured, or intended/required to be sold	(93)	(169)	(194)
For recoveries of previous credit impairments	(9)	(17)	(31)
Total reductions	(102)	(186)	(225)
Credit loss recognized, end of year	$ 1,092	$ 1,025	$ 1,171